HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
PEGASUS PROVIDER
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998


                                                                            VIP                VIP                  VIP
                                                                            High              Equity-               Money
                                                                           Income              Income               Market
                                                                          Portfolio          Portfolio            Portfolio
                                                                          Division            Division             Division
                                                                          --------            --------             --------
Assets:
    Investments:
       Investments in Variable Insurance Products Fund:
              VIP High Income Portfolio
                    Shares                         783
                    Cost                        $9,983
                    Market Value..................................      $     9,012                -                    -
              VIP Equity-Income Portfolio
                    Shares                         486
                    Cost                       $12,230
                    Market Value..................................              -         $     12,342                  -
              VIP Money Market Portfolio
                    Shares                       9,814
                    Cost                        $9,814
                    Market Value..................................              -                  -           $      9,814
      Investments in Variable Insurance Products Fund II:
              VIP II Asset Manager Portfolio
                    Shares                         587
                    Cost                       $10,001
                    Market Value..................................              -                  -                    -
              VIP II Index 500 Portfolio
                    Shares                      15,551
                    Cost                    $1,901,506
                    Market Value..................................              -                  -                    -
      Investments in Variable Insurance Products Fund III:
              VIP III Growth Opportunities Portfolio
                    Shares                         496
                    Cost                       $10,052
                    Market Value..................................              -                  -                    -
     Investments in Pegasus Variable Funds:
              Pegasus Bond Fund
                    Shares                         991
                    Cost                       $10,342
                    Market Value..................................              -                  -                    -

    Receivable from Hartford Life And Annuity Insurance Company..               -                  -                    519
                                                                       ------------      -------------        -------------
    Total Assets..................................................            9,012             12,342               10,333
                                                                       ------------      -------------        -------------
                                                                       ------------      -------------        -------------

Liabilities:
    Payable to Hartford Life and Annuity Insurance Company........               10              2,350                   17
                                                                       ------------      -------------        -------------
    Total Liabilities ............................................               10              2,350                   17
                                                                       ------------      -------------        -------------
    Net Assets (variable life contract liabilities)...............      $     9,002       $      9,992         $     10,316
                                                                       ------------      -------------        -------------

Variable life insurance policies:
   Units owned by participants....................................              -                  -                    -
   Unit price.....................................................      $ 9.0022500        $ 9.9918774         $ 10.3163619
   Units owned by Hartford Life and Annuity Insurance Company.....            1,000              1,000                1,000
   Unit price.....................................................      $ 9.0022500        $ 9.9918774         $ 10.3163619


                                                                          VIP II            VIP II         VIP III
                                                                           Asset            Index          Growth         Pegasus
                                                                          Manager            500        Opportunities       Bond
                                                                         Portfolio        Portfolio       Portfolio         Fund
                                                                         Division          Division        Division        Division
                                                                         --------          --------        --------        --------
Assets:
    Investments:
       Investments in Variable Insurance Products Fund:
              VIP High Income Portfolio
                    Shares                         783
                    Cost                        $9,983
                    Market Value..................................             -                 -              -               -
              VIP Equity-Income Portfolio
                    Shares                         486
                    Cost                       $12,230
                    Market Value..................................             -                 -              -               -
              VIP Money Market Portfolio
                    Shares                       9,814
                    Cost                        $9,814
                    Market Value..................................             -                 -              -               -
      Investments in Variable Insurance Products Fund II:
              VIP II Asset Manager Portfolio
                    Shares                         587
                    Cost                       $10,001
                    Market Value..................................    $     10,631               -              -               -
              VIP II Index 500 Portfolio
                    Shares                      15,551
                    Cost                    $1,901,506
                    Market Value..................................             -       $   2,196,619            -               -
      Investments in Variable Insurance Products Fund III:
              VIP III Growth Opportunities Portfolio
                    Shares                         496
                    Cost                       $10,052
                    Market Value..................................             -                -      $     11,336             -
     Investments in Pegasus Variable Funds:
              Pegasus Bond Fund
                    Shares                         991
                    Cost                       $10,342
                    Market Value..................................             -                -               -      $     10,632

    Receivable from Hartford Life And Annuity Insurance Company...             -              14,802            -               -
                                                                     -------------    --------------  -------------   -------------
    Total Assets..................................................          10,631         2,211,421         11,336          10,632
                                                                     -------------    --------------  -------------   -------------

Liabilities:
    Payable to Hartford Life and Annuity Insurance Company........              12           14,046             12               11
                                                                     -------------    --------------  -------------   -------------
    Total Liabilities.............................................              12           14,046             12               11
                                                                     -------------    --------------  -------------   -------------
    Net Assets (variable life contract liabilities)...............    $     10,619     $   2,197,375   $     11,324    $     10,621
                                                                     -------------    --------------  -------------   -------------
                                                                     -------------    --------------  -------------   -------------

Variable life insurance policies:
   Units owned by participants....................................            -            196,573             -                -
   Unit price.....................................................    $ 10.6194706     $ 11.1218239    $ 11.3236575    $ 10.6208921
   Units owned by Hartford Life and Annuity Insurance Company.....           1,000            1,000           1,000           1,000
   Unit price.....................................................    $ 10.6194706     $ 11.1218239    $ 11.3236575    $ 10.6208921



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
PEGASUS PROVIDER
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1998


                                                                                     Pegasus
                                                                                      Growth            Pegasus
                                                                                       and              Mid-Cap          Pegasus
                                                                                       Value          Opportunity        Growth
                                                                                        Fund              Fund            Fund
                                                                                      Division          Division        Division
                                                                                      --------          --------        --------
Assets:
    Investments:
               Pegasus Growth and Value Fund
                     Shares                             577
                     Cost                           $10,251
                     Market Value.............................................     $     10,274              -                 -
               Pegasus Mid-Cap Opportunity Fund
                     Shares                             627
                     Cost                           $10,162
                     Market Value.............................................              -        $     9,252                -
               Pegasus Growth Fund
                     Shares                             556
                     Cost                            $9,989
                     Market Value.............................................              -                -        $     11,919
               Pegasus Intrinsic Value Fund
                     Shares                             833
                     Cost                           $10,291
                     Market Value.............................................              -                -                 -
      Investments in Putnam Variable Trust:
               Putnam VT International Growth Fund
                     Shares                             732
                     Cost                            $9,994
                     Market Value.............................................              -                -                 -
               Putnam VT Vista Fund
                     Shares                             711
                     Cost                            $9,967
                     Market Value.............................................              -                -                 -
               Putnam VT Voyager Fund
                     Shares                             236
                     Cost                            $9,967
                     Market Value.............................................              -                -                 -

    Receivable from Hartford Life And Annuity Insurance Company...............              -                -                 -
                                                                                  --------------    -------------    --------------
    Total Assets..............................................................           10,274            9,252            11,919
                                                                                  --------------    -------------    --------------

Liabilities:
    Payable to Hartford Life and Annuity Insurance Company....................               11               10                13
                                                                                  --------------    -------------    --------------
    Total Liabilities.........................................................               11               10                13
                                                                                  --------------    -------------    --------------
    Net Assets (variable life contract liabilities)...........................     $     10,263      $     9,242      $     11,906
                                                                                  --------------    -------------    --------------
                                                                                  --------------    -------------    --------------

Variable life insurance policies:
   Units owned by participants................................................              -               -                  -
   Unit price.................................................................     $ 10.2629095      $ 9.2423828      $ 11.9059312
   Units owned by Hartford Life and Annuity Insurance Company.................            1,000            1,000             1,000
   Unit price.................................................................     $ 10.2629095      $ 9.2423828      $ 11.9059312


                                                                                          Putnam
                                                                        Pegasus             VT            Putnam         Putnam
                                                                       Intrinsic      International         VT             VT
                                                                         Value            Growth           Vista         Voyager
                                                                          Fund             Fund            Fund           Fund
                                                                        Division         Division        Division       Division
                                                                        --------         --------        --------       --------
Assets:
    Investments:
               Pegasus Growth and Value Fund
                     Shares                             577
                     Cost                           $10,251
                     Market Value..............................             -               -                 -               -
               Pegasus Mid-Cap Opportunity Fund
                     Shares                             627
                     Cost                           $10,162
                     Market Value..............................             -               -                 -               -
               Pegasus Growth Fund
                     Shares                             556
                     Cost                            $9,989
                     Market Value..............................             -               -                 -               -
               Pegasus Intrinsic Value Fund
                     Shares                             833
                     Cost                           $10,291
                     Market Value..............................     $     8,917             -                 -               -
      Investments in Putnam Variable Trust:
               Putnam VT International Growth Fund
                     Shares                             732
                     Cost                            $9,994
                     Market Value..............................             -       $     9,886               -               -
               Putnam VT Vista Fund
                     Shares                             711
                     Cost                            $9,967
                     Market Value..............................             -               -        $     10,472             -
               Putnam VT Voyager Fund
                     Shares                             236
                     Cost                            $9,967
                     Market Value..............................             -               -                 -      $     10,807

    Receivable from Hartford Life And Annuity Insurance Company             -               -                 -               -
                                                                   -------------   -------------    --------------  --------------
    Total Assets...............................................           8,917           9,886            10,472          10,807
                                                                   -------------   -------------    --------------  --------------

Liabilities:
    Payable to Hartford Life and Annuity Insurance Company.....               9              12                11              12
                                                                   -------------   -------------    --------------  --------------
    Total Liabilities..........................................               9              12                11              12
                                                                   -------------   -------------    --------------  --------------
    Net Assets (variable life contract liabilities)............     $     8,908     $     9,874      $     10,461    $     10,795
                                                                   -------------   -------------    --------------  --------------
                                                                   -------------   -------------    --------------  --------------

Variable life insurance policies:
   Units owned by participants.................................             -               -                 -               -
   Unit price..................................................     $ 8.9078603     $ 9.8740118      $ 10.4607005    $ 10.7954281
   Units owned by Hartford Life and Annuity Insurance Company..           1,000           1,000             1,000           1,000
   Unit price..................................................     $ 8.9078603     $ 9.8740118      $ 10.4607005    $ 10.7954281



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
PEGASUS PROVIDER
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM INCEPTION, APRIL 29,1998, TO DECEMBER 31,1998

                                                                              VIP           VIP           VIP             VIP II
                                                                             High         Equity-        Money            Asset
                                                                            Income        Income         Market          Manager
                                                                           Portfolio     Portfolio     Portfolio        Portfolio
                                                                           Division      Division       Division         Division
                                                                           --------      --------       --------         --------
INVESTMENT INCOME:
  Dividends...........................................................    $        -     $       -     $    26,815     $        -

EXPENSES:
  Mortality and expense risk undertakings.............................           (41)          (42)         (1,877)           (44)

                                                                         ------------   -----------   -------------   ------------
    Net investment income (loss)......................................           (41)          (42)         24,938            (44)
                                                                         ------------   -----------   -------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions.................            (5)        2,156             -               (4)
  Net unrealized appreciation (depreciation) of
      investments during the year.....................................          (971)          112             -              631
                                                                         ------------   -----------   -------------   ------------
  Net realized and unrealized gain (loss) on investments..............          (976)        2,268             -              627
                                                                         ------------   -----------   -------------   ------------

    Net increase (decrease) in net assets resulting from operations...    $   (1,017)    $   2,226     $    24,938     $      583


                                                                         VIP II              VIP III
                                                                          Index              Growth           Pegasus
                                                                           500            Opportunities        Bond
                                                                         Portfolio          Portfolio          Fund
                                                                         Division           Division         Division
                                                                         --------           --------         --------
INVESTMENT INCOME:
  Dividends........................................................     $        -          $       -       $      376

EXPENSES:
  Mortality and expense risk undertakings..........................         (6,188)               (44)             (45)
                                                                       ------------        -----------     ------------
    Net investment income (loss)...................................         (6,188)               (44)             331
                                                                       ------------        -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions..............         (3,420)                (2)               2
  Net unrealized appreciation (depreciation) of
      investments during the year..................................        295,113              1,284              290
                                                                       ------------        -----------     ------------

  Net realized and unrealized gain (loss) on investments...........        291,693              1,282              292
                                                                       ------------        -----------     ------------

    Net increase (decrease) in net assets resulting from operations     $  285,505          $   1,238       $      623



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
PEGASUS PROVIDER
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD FROM INCEPTION, APRIL 29,1998, TO DECEMBER 31,1998


                                                                         Pegasus
                                                                          Growth           Pegasus                        Pegasus
                                                                           and            Mid-Cap          Pegasus       Intrinsic
                                                                          Value         Opportunity        Growth          Value
                                                                           Fund             Fund             Fund           Fund
                                                                         Division         Division         Division       Division
                                                                         --------         --------         --------       --------
INVESTMENT INCOME:
  Dividends .........................................................    $    283        $     192        $      21      $     322

EXPENSES:
  Mortality and expense risk undertakings ...........................         (42)             (38)             (43)           (39)

                                                                        ----------      -----------      -----------    -----------
    Net investment income (loss) ....................................         241              154              (22)           283
                                                                        ----------      -----------      -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions ...............          (2)              (4)              (1)            (4)
  Net unrealized appreciation (depreciation) of
      investments during the year ...................................          23             (910)           1,929         (1,373)
                                                                        ----------      -----------      -----------    -----------
  Net realized and unrealized gain (loss) on investments ............          21             (914)           1,928         (1,377)
                                                                        ----------      -----------      -----------    -----------

    Net increase (decrease) in net assets resulting from operations .    $    262        $    (760)       $   1,906      $  (1,094)


                                                                            Putnam
                                                                              VT                  Putnam          Putnam
                                                                        International               VT              VT
                                                                            Growth                Vista           Voyager
                                                                             Fund                  Fund            Fund
                                                                           Division              Division        Division
                                                                           --------              --------        --------
INVESTMENT INCOME:
  Dividends .......................................................      $         27         $          -       $        -

EXPENSES:
  Mortality and expense risk undertakings .........................               (42)                 (41)             (42)

                                                                        --------------       --------------     ------------
    Net investment income (loss) ..................................               (15)                 (41)             (42)
                                                                        --------------       --------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions .............                (6)                  (5)              (4)
  Net unrealized appreciation (depreciation) of
      investments during the year .................................              (109)                 505              840
                                                                        --------------       --------------     ------------
  Net realized and unrealized gain (loss) on investments ..........              (115)                 500              836
                                                                        --------------       --------------     ------------

    Net increase (decrease) in net assets resulting from operations      $       (130)        $        459       $      794



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
PEGASUS PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, APRIL 29,1998, TO DECEMBER 31,1998


                                                                                         VIP            VIP              VIP
                                                                                        High          Equity-           Money
                                                                                       Income          Income           Market
                                                                                      Portfolio      Portfolio         Portfolio
                                                                                      Division        Division          Division
                                                                                     ---------        --------          --------
OPERATIONS:
    Net investment income (loss)..............................................        $     (41)     $     (42)        $  24,938
    Net realized gain (loss) on investment transactions.......................               (5)         2,156                 -
    Net unrealized appreciation (depreciation) of
      investments during the year.............................................             (971)           112                 -

                                                                                     -----------    -----------       -----------
    Net increase (decrease) in net assets resulting from operations...........           (1,017)         2,226            24,938
                                                                                     -----------    -----------       -----------

UNIT TRANSACTIONS:
    Premiums..................................................................           10,000         10,000         2,040,218
    Transfers.................................................................                -              -        (1,999,698)
    Death claims..............................................................                -              -           (12,816)
    Administrative fee........................................................                -              -            (1,733)
    Cost of insurance.........................................................                -              -           (31,861)
    Other activity............................................................               19         (2,234)           (8,732)

                                                                                     -----------    -----------       -----------
    Net increase (decrease) in net assets resulting from unit transactions....           10,019          7,766           (14,622)
                                                                                     -----------    -----------       -----------

    Total increase in net assets..............................................            9,002          9,992            10,316

NET ASSETS:
  Beginning of period.........................................................                -              -                 -
                                                                                     -----------    -----------       -----------
  End of period...............................................................        $   9,002      $   9,992         $  10,316


                                                                                 VIP II         VIP II        VIP III
                                                                                  Asset         Index          Growth      Pegasus
                                                                                 Manager         500        Opportunities    Bond
                                                                                Portfolio      Portfolio      Portfolio      Fund
                                                                                 Division      Division       Division     Division
                                                                                 --------      --------       --------     --------
OPERATIONS:
    Net investment income (loss)..............................................  $     (44)   $    (6,188)   $     (44)     $    331
    Net realized gain (loss) on investment transactions.......................         (4)        (3,420)          (2)            2
    Net unrealized appreciation (depreciation) of
      investments during the year.............................................        631        295,113        1,284           290

                                                                               -----------  -------------  -----------    ---------
    Net increase (decrease) in net assets resulting from operations...........        583        285,505        1,238           623
                                                                               -----------  -------------  -----------    ---------

UNIT TRANSACTIONS:
    Premiums..................................................................     10,000         10,000       10,000        10,000
    Transfers.................................................................          -      1,999,698            -             -
    Death claims..............................................................          -         (3,108)           -             -
    Administrative fee........................................................          -         (3,437)           -             -
    Cost of insurance.........................................................          -        (63,548)           -             -
    Other activity............................................................         36        (27,735)          86            (2)

                                                                               -----------  -------------  -----------    ---------
    Net increase (decrease) in net assets resulting from unit transactions....     10,036      1,911,870       10,086         9,998
                                                                               -----------  -------------  -----------    ---------

    Total increase in net assets..............................................     10,619      2,197,375       11,324        10,621

NET ASSETS:
  Beginning of period.........................................................          -              -            -             -
                                                                               -----------  -------------  -----------    ---------
  End of period...............................................................  $  10,619    $ 2,197,375    $  11,324      $ 10,621



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
PEGASUS PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD FROM INCEPTION, APRIL 29,1998, TO DECEMBER 31,1998


                                                                                       Pegasus
                                                                                        Growth          Pegasus
                                                                                         and            Mid-Cap          Pegasus
                                                                                        Value         Opportunity        Growth
                                                                                         Fund            Fund             Fund
                                                                                       Division        Division         Division
                                                                                       --------        ---------        --------
OPERATIONS:
    Net investment income (loss)................................................      $      241       $      154      $      (22)
    Net realized gain (loss) on investment transactions.........................              (2)              (4)             (1)
    Net unrealized appreciation (depreciation) of
      investments during the year...............................................              23             (910)          1,929

                                                                                     ------------     ------------    ------------
    Net increase (decrease) in net assets resulting from operations ............             262             (760)          1,906
                                                                                     ------------     ------------    ------------

UNIT TRANSACTIONS:
    Premiums....................................................................          10,000           10,000          10,000
    Transfers...................................................................               -                -               -
    Death claims................................................................               -                -               -
    Administrative fee..........................................................               -                -               -
    Cost of insurance...........................................................               -                -               -
    Other activity..............................................................               1                2               -

                                                                                     ------------     ------------    ------------
    Net increase (decrease) in net assets resulting from unit transactions......          10,001           10,002          10,000
                                                                                     ------------     ------------    ------------

    Total increase in net assets................................................          10,263            9,242          11,906

NET ASSETS:
  Beginning of period...........................................................               -                -               -
                                                                                     ------------     ------------    ------------
  End of period.................................................................      $   10,263       $    9,242      $   11,906


                                                                                               Putnam
                                                                                 Pegasus         VT          Putnam      Putnam
                                                                                Intrinsic   International      VT          VT
                                                                                  Value        Growth        Vista      Voyager
                                                                                  Fund          Fund          Fund        Fund
                                                                                Division      Division      Division    Division
                                                                                --------      --------      --------    --------
OPERATIONS:
    Net investment income (loss)............................................    $     283    $       (15)   $     (41)   $     (42)
    Net realized gain (loss) on investment transactions.....................           (4)            (6)          (5)          (4)
    Net unrealized appreciation (depreciation) of
      investments during the year...........................................       (1,373)          (109)         505          840

                                                                               -----------  -------------  -----------  -----------
    Net increase (decrease) in net assets resulting from operations.........       (1,094)          (130)         459          794
                                                                               -----------  -------------  -----------  -----------

UNIT TRANSACTIONS:
    Premiums................................................................       10,000         10,000       10,000       10,000
    Transfers...............................................................            -              -            -            -
    Death claims............................................................            -              -            -            -
    Administrative fee......................................................            -              -            -            -
    Cost of insurance.......................................................            -              -            -            -
    Other activity..........................................................            2              4            2            1

                                                                               -----------  -------------  -----------  -----------
    Net increase (decrease) in net assets resulting from unit transactions..       10,002         10,004       10,002       10,001
                                                                               -----------  -------------  -----------  -----------

    Total increase in net assets ...........................................        8,908          9,874       10,461       10,795

NET ASSETS:
  Beginning of period.......................................................            -              -            -            -
                                                                               -----------  -------------  -----------  -----------
  End of period.............................................................    $   8,908    $    9,874     $  10,461    $  10,795



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.